March 4, 2005

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      John Hancock Investment Trust III- (the "Trust")
                Statements of Additional Information
                -John Hancock International Fund and
                  John Hancock Mid Cap Growth Fund (the "Funds")
                  File No.  811-4630 and 33-4559

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Statements of Additional Information dated March 1, 2005 for the above-captioned registrants that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.


Sincerely,



/s/Marilyn Lutzer
Marilyn Lutzer